UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09243

                            The Gabelli Utility Trust
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                (THE GABELLI UTILITY TRUST LOGO)

                            THE GABELLI UTILITY TRUST

                              Third Quarter Report
                               September 30, 2008

TO OUR SHAREHOLDERS,

     During the third quarter of 2008, The Gabelli Utility Trust's (the "Fund") total return was down 12.82% on a net asset value ("NAV") basis while the Standard & Poor's ("S&P") 500 Utilities Index was down 18.01% and the Lipper Utility Fund Average fell 20.34%. The Fund's market price on September 30, 2008 was $9.12, which equates to a 50.25% premium to its NAV of $6.07. The Fund's market price, adjusted for distributions, rose 0.06% during the third quarter of 2008.

     Enclosed is the investment portfolio as of September 30, 2008.

COMPARATIVE RESULTS

             AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2008 (a)

                                                                              Since
                                                                            Inception
                                       Quarter   1 Year   3 Year   5 Year   (07/09/99)
                                       -------   ------   ------   ------   ----------
GABELLI UTILITY TRUST
    NAV TOTAL RETURN (B) ...........    (12.82)% (16.69)%  1.98%     8.64%   7.49%
    INVESTMENT TOTAL RETURN (C) ....      0.06     5.97    5.72     11.51   10.70
S&P 500 Index ......................     (8.36)  (21.96)   0.22      5.17   (0.26)
S&P 500 Utilities Index ............    (18.01)  (14.25)   2.86     12.54    4.08
Lipper Utility Fund Average ........    (20.34)  (19.81)   2.78     11.89    4.02

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE. THE S&P 500 UTILITIES INDEX IS AN UNMANAGED INDICATOR OF ELECTRIC AND GAS UTILITY STOCK PERFORMANCE. THE LIPPER UTILITY FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF OPEN-END MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY
     IN AN INDEX.

(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN THE NAV PER SHARE, REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE, AND ADJUSTMENTS FOR RIGHTS OFFERINGS AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $7.50.

(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE NEW YORK STOCK EXCHANGE, REINVESTMENT OF DISTRIBUTIONS, AND ADJUSTMENTS FOR RIGHTS OFFERINGS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $7.50.

We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

                            THE GABELLI UTILITY TRUST
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                      MARKET
   SHARES                                                                             VALUE
-----------                                                                        ------------
              COMMON STOCKS -- 88.2%
              ENERGY AND UTILITIES -- 76.7%
              ENERGY AND UTILITIES: ALTERNATIVE ENERGY -- 0.3%
     20,000   Ormat Industries Ltd. ............................................   $    225,486
     12,500   Ormat Technologies Inc. ..........................................        454,125
                                                                                   ------------
                                                                                        679,611
                                                                                   ------------
              ENERGY AND UTILITIES: ELECTRIC INTEGRATED -- 45.2%
    248,000   Allegheny Energy Inc. ............................................      9,118,960
     23,000   ALLETE Inc. ......................................................      1,023,500
     75,000   Alliant Energy Corp. .............................................      2,415,750
     10,000   Ameren Corp. .....................................................        390,300
     80,000   American Electric Power Co. Inc. .................................      2,966,400
     10,000   Avista Corp. .....................................................        217,100
     35,000   Black Hills Corp. ................................................      1,087,450
     30,000   Cleco Corp. ......................................................        757,500
    145,000   CMS Energy Corp. .................................................      1,808,150
    105,000   Constellation Energy Group Inc. ..................................      2,551,500
     30,000   Dominion Resources Inc. ..........................................      1,283,400
    160,000   DPL Inc. .........................................................      3,968,000
     24,000   DTE Energy Co. ...................................................        958,800
    190,000   Duke Energy Corp. ................................................      3,311,700
     90,000   Edison International..............................................      3,591,000
    191,000   El Paso Electric Co.+.............................................      4,011,000
      3,000   Entergy Corp. ....................................................        267,030
     51,000   FirstEnergy Corp. ................................................      3,416,490
    137,000   Florida Public Utilities Co. .....................................      1,767,300
     90,000   FPL Group Inc. ...................................................      4,527,000
    254,080   Great Plains Energy Inc. .........................................      5,627,872
     55,000   Hawaiian Electric Industries Inc. ................................      1,595,550
     92,000   Integrys Energy Group Inc. .......................................      4,594,480
     61,000   Maine & Maritimes Corp.+..........................................      2,009,950
     66,000   MGE Energy Inc. ..................................................      2,346,300
     48,000   NiSource Inc. ....................................................        708,480
    110,900   NorthWestern Corp. ...............................................      2,786,917
    100,000   OGE Energy Corp. .................................................      3,088,000
     24,000   Otter Tail Corp. .................................................        737,520
     48,000   PG&E Corp. .......................................................      1,797,600
     80,000   PNM Resources Inc. ...............................................        819,200
    100,000   Progress Energy Inc. .............................................      4,313,000
     40,000   Progress Energy Inc., CVO+ (a)....................................         13,200
     38,000   Public Service Enterprise Group Inc. .............................      1,246,020
     60,000   Puget Energy Inc. ................................................      1,602,000
     60,500   SCANA Corp. ......................................................      2,355,265
     35,000   Sierra Pacific Resources..........................................        335,300
    104,000   TECO Energy Inc. .................................................      1,635,920
     22,000   The Empire District Electric Co. .................................        469,700
    150,000   Unisource Energy Corp. ...........................................      4,378,500
     35,000   Unitil Corp. .....................................................        913,150
     47,000   Vectren Corp. ....................................................      1,308,950
    260,000   Westar Energy Inc. ...............................................      5,990,400
     90,000   Wisconsin Energy Corp. ...........................................      4,041,000
    195,000   Xcel Energy Inc. .................................................      3,898,050
                                                                                   ------------
                                                                                    108,050,654
                                                                                   ------------

                                                                                      MARKET
   SHARES                                                                             VALUE
-----------                                                                        ------------
              ENERGY AND UTILITIES:
              ELECTRIC TRANSMISSION AND DISTRIBUTION -- 7.2%
        243   Brookfield Infrastructure Partners LP.............................   $      3,822
     50,000   CH Energy Group Inc. .............................................      2,178,500
     60,000   Consolidated Edison Inc. .........................................      2,577,600
    135,000   Northeast Utilities...............................................      3,462,750
    215,000   NSTAR.............................................................      7,202,500
     22,500   Pepco Holdings Inc. ..............................................        515,475
     36,666   UIL Holdings Corp. ...............................................      1,258,744
                                                                                   ------------
                                                                                     17,199,391
                                                                                   ------------
              ENERGY AND UTILITIES: GLOBAL UTILITIES -- 3.4%
      1,500   Areva SA..........................................................      1,150,198
      8,000   Chubu Electric Power Co. Inc. ....................................        186,921
     40,000   Electric Power Development Co. Ltd. ..............................      1,274,975
     20,000   Endesa SA.........................................................        724,170
    200,000   Enel SpA..........................................................      1,658,384
    300,000   Hera SpA..........................................................        820,605
      8,000   Hokkaido Electric Power Co. Inc. .................................        165,484
      8,000   Hokuriku Electric Power Co. ......................................        191,434
      3,500   Huaneng Power International Inc., ADR ............................         93,170
     35,000   Korea Electric Power Corp., ADR...................................        433,650
      8,000   Kyushu Electric Power Co. Inc. ...................................        165,484
      2,000   Niko Resources Ltd. ..............................................        107,512
      8,000   Shikoku Electric Power Co. Inc. ..................................        200,085
      8,000   The Chugoku Electric Power Co. Inc. ..............................        163,603
      8,000   The Kansai Electric Power Co. Inc. ...............................        176,766
      8,000   The Tokyo Electric Power Co. Inc. ................................        194,819
     15,000   Tohoku Electric Power Co. Inc. ...................................        320,859
                                                                                   ------------
                                                                                      8,028,119
                                                                                   ------------
              ENERGY AND UTILITIES: MERCHANT ENERGY -- 1.2%
     35,810   Dynegy Inc., Cl. A+...............................................        128,200
      8,130   Mirant Corp.+.....................................................        148,698
    300,000   Mirant Corp. Escrow+ (a)..........................................              0
    230,000   The AES Corp.+....................................................      2,688,700
                                                                                   ------------
                                                                                      2,965,598
                                                                                   ------------
              ENERGY AND UTILITIES: NATURAL GAS INTEGRATED -- 6.7%
    180,000   El Paso Corp. ....................................................      2,296,800
      1,000   Energen Corp. ....................................................         45,280
     40,000   EnergySouth Inc. .................................................      2,457,200
    126,000   National Fuel Gas Co. ............................................      5,314,680
    100,000   ONEOK Inc. .......................................................      3,440,000
    120,000   Southern Union Co. ...............................................      2,478,000
                                                                                   ------------
                                                                                     16,031,960
                                                                                   ------------
              ENERGY AND UTILITIES: NATURAL GAS UTILITIES -- 6.7%
     26,000   AGL Resources Inc. ...............................................        815,880
     50,000   Atmos Energy Corp. ...............................................      1,331,000
     10,000   Chesapeake Utilities Corp. .......................................        332,100
     10,000   Corning Natural Gas Corp.+........................................        161,000
     30,000   Delta Natural Gas Co. Inc. .......................................        768,300

               See accompanying notes to schedule of investments.

                            THE GABELLI UTILITY TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                      MARKET
   SHARES                                                                             VALUE
-----------                                                                        ------------
              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES (CONTINUED)
              ENERGY AND UTILITIES: NATURAL GAS UTILITIES (CONTINUED)
     90,000   Nicor Inc. .......................................................   $  3,991,500
     35,000   Piedmont Natural Gas Co. Inc. ....................................      1,118,600
      6,000   RGC Resources Inc. ...............................................        169,740
    150,000   Southwest Gas Corp. ..............................................      4,539,000
    120,000   Spectra Energy Corp. .............................................      2,856,000
                                                                                   ------------
                                                                                     16,083,120
                                                                                   ------------
              ENERGY AND UTILITIES: NATURAL RESOURCES -- 1.1%
      4,000   Anadarko Petroleum Corp. .........................................        194,040
     38,000   Compania de Minas Buenaventura SA, ADR............................        892,240
     16,000   Exxon Mobil Corp. ................................................      1,242,560
      3,000   Peabody Energy Corp. .............................................        135,000
      4,000   Royal Dutch Shell plc, Cl. A, ADR.................................        236,040
                                                                                   ------------
                                                                                      2,699,880
                                                                                   ------------
              ENERGY AND UTILITIES: SERVICES -- 0.4%
     50,000   ABB Ltd., ADR.....................................................        970,000
      9,000   Renegy Holdings Inc.+.............................................         18,900
      2,000   Tenaris SA, ADR...................................................         74,580
                                                                                   ------------
                                                                                      1,063,480
                                                                                   ------------
              ENERGY AND UTILITIES: WATER -- 3.3%
     14,000   American States Water Co. ........................................        539,000
     30,000   American Water Works Co. Inc. ....................................        645,000
     21,833   Aqua America Inc. ................................................        388,191
     24,750   Artesian Resources Corp., Cl. A...................................        419,018
     20,000   California Water Service Group....................................        770,000
      7,500   Connecticut Water Service Inc. ...................................        217,125
     51,333   Middlesex Water Co. ..............................................        896,788
     33,000   Pennichuck Corp. .................................................        759,000
     80,000   SJW Corp. ........................................................      2,397,600
      8,101   Southwest Water Co. ..............................................        103,288
     12,000   Suez SA...........................................................        585,531
     12,000   Suez SA, Strips+..................................................            169
      9,000   York Water Co. ...................................................        111,420
                                                                                   ------------
                                                                                      7,832,130
                                                                                   ------------
              DIVERSIFIED INDUSTRIAL -- 1.1%
      2,400   Alstom............................................................        178,278
      5,000   Bouygues SA.......................................................        223,488
      8,000   Cooper Industries Ltd., Cl. A.....................................        319,600
     75,000   General Electric Co. .............................................      1,912,500
                                                                                   ------------
                                                                                      2,633,866
                                                                                   ------------
              EQUIPMENT AND SUPPLIES -- 0.1%
     50,000   Capstone Turbine Corp.+...........................................         64,500
      2,000   Mueller Industries Inc. ..........................................         46,020
                                                                                   ------------
                                                                                        110,520
                                                                                   ------------
              TOTAL ENERGY AND UTILITIES .......................................    183,378,329
                                                                                   ------------

  SHARES/                                                                             MARKET
   UNITS                                                                              VALUE
-----------                                                                        ------------
              COMMUNICATIONS -- 9.7%
              CABLE AND SATELLITE -- 3.4%
    100,000   Cablevision Systems Corp., Cl. A..................................   $  2,516,000
      5,000   Cogeco Cable Inc. ................................................        187,221
     20,000   Cogeco Inc. ......................................................        586,328
     50,000   DISH Network Corp., Cl. A+........................................      1,050,000
     10,000   EchoStar Corp., Cl. A+............................................        241,000
     35,000   Liberty Global Inc., Cl. A+.......................................      1,060,500
     20,000   Liberty Global Inc., Cl. C+.......................................        561,800
      8,000   Rogers Communications Inc., Cl. B.................................        265,920
     65,000   The DIRECTV Group Inc.+...........................................      1,701,050
      2,112   Zon Multimedia Servicos de Telecomunicacoes e Multimedia
                 SGPS SA........................................................         15,431
                                                                                   ------------
                                                                                      8,185,250
                                                                                   ------------
              COMMUNICATIONS EQUIPMENT -- 0.5%
    260,000   The Furukawa Electric Co. Ltd. ...................................      1,109,868
      3,000   QUALCOMM Inc. ....................................................        128,910
                                                                                   ------------
                                                                                      1,238,778
                                                                                   ------------
              TELECOMMUNICATIONS -- 3.8%
     45,000   AT&T Inc. ........................................................      1,256,400
      4,350   Bell Aliant Regional Communications Income Fund+ (a)(b)...........        108,706
     30,000   BT Group plc, ADR.................................................        870,300
      2,000   CenturyTel Inc. ..................................................         73,300
    230,000   Cincinnati Bell Inc.+.............................................        710,700
        500   Comstar United Telesystems OJSC, GDR+ ............................          1,500
        500   Comstar United Telesystems OJSC, GDR..............................          2,500
     20,000   D&E Communications Inc. ..........................................        151,000
     60,000   Deutsche Telekom AG, ADR..........................................        913,800
      2,000   France Telecom SA, ADR............................................         56,020
     10,000   Frontier Communications Corp. ....................................        115,000
        200   Hutchison Telecommunications International Ltd.+..................            227
        500   Mobistar SA.......................................................         35,015
        200   Nippon Telegraph & Telephone Corp. ...............................        881,952
     15,000   Portugal Telecom SGPS SA..........................................        150,036
        200   PT Indosat Tbk....................................................            129
        500   Rostelecom, ADR...................................................         21,770
        500   Sistema JSFC, GDR.................................................          8,160
      1,200   Tele2 AB, Cl. B...................................................         13,475
      5,000   Telecom Italia SpA, ADR...........................................         74,600
     40,000   Touch America Holdings Inc.+ (a)..................................              0
    115,000   Verizon Communications Inc. ......................................      3,690,350
                                                                                   ------------
                                                                                      9,134,940
                                                                                   ------------
              WIRELESS COMMUNICATIONS -- 2.0%
        600   America Movil SAB de CV, Cl. L, ADR ..............................         27,816
      2,000   China Mobile Ltd., ADR............................................        100,160
      2,000   China Unicom Ltd., ADR............................................         30,240
      3,000   Millicom International Cellular SA................................        206,010

               See accompanying notes to schedule of investments.

                            THE GABELLI UTILITY TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                      MARKET
   SHARES                                                                             VALUE
-----------                                                                        ------------
              COMMON STOCKS (CONTINUED)
              COMMUNICATIONS (CONTINUED)
              WIRELESS COMMUNICATIONS (CONTINUED)
      4,500   Mobile TeleSystems OJSC, ADR .....................................   $    252,045
        171   MobileOne Ltd. ...................................................            217
      1,200   NTT DoCoMo Inc. ..................................................      1,894,410
        600   SK Telecom Co. Ltd., ADR..........................................         11,292
        200   SmarTone Telecommunications Holdings Ltd. ........................            144
     12,000   Turkcell Iletisim Hizmet A/S, ADR ................................        179,880
     29,000   United States Cellular Corp.+ ....................................      1,360,680
     28,000   Vimpel-Communications, ADR........................................        568,400
                                                                                   ------------
                                                                                      4,631,294
                                                                                   ------------
              TOTAL COMMUNICATIONS                                                   23,190,262
                                                                                   ------------
              OTHER -- 1.9%
              AEROSPACE -- 0.2%
     65,000   Rolls-Royce Group plc+ ...........................................        388,858
                                                                                   ------------
              AGRICULTURE -- 0.0%
      2,000   Cadiz Inc.+.......................................................         38,140
                                                                                   ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
      1,000   BERU AG ..........................................................        105,585
                                                                                   ------------
              ENTERTAINMENT -- 1.4%
     90,000   Time Warner Inc. .................................................      1,179,900
     65,000   Vivendi ..........................................................      2,014,979
                                                                                   ------------
                                                                                      3,194,879
              PUBLISHING -- 0.0%                                                   ------------
      8,000   Idearc Inc. ......................................................         10,000
                                                                                   ------------
              REAL ESTATE -- 0.1%
      6,075   Brookfield Asset Management Inc., Cl. A ..........................        166,698
                                                                                   ------------
              TRANSPORTATION -- 0.2%
     12,000   GATX Corp. .......................................................        474,840
                                                                                   ------------
              TOTAL OTHER ......................................................      4,379,000
                                                                                   ------------
              TOTAL COMMON STOCKS ..............................................    210,947,591
                                                                                   ------------
              CONVERTIBLE PREFERRED STOCKS -- 1.6%
              ENERGY AND UTILITIES -- 0.9%
              ENERGY AND UTILITIES: NATURAL GAS INTEGRATED -- 0.9%
      2,000   El Paso Corp., 4.990% Cv. Pfd. (b)................................      2,109,396
                                                                                   ------------
              COMMUNICATIONS -- 0.7%
              TELECOMMUNICATIONS -- 0.7%
     30,000   Citizens Utilities Trust, 5.000% Cv. Pfd. ........................      1,785,000
                                                                                   ------------
              TOTAL CONVERTIBLE
                 PREFERRED STOCKS ..............................................      3,894,396
                                                                                   ------------

 PRINCIPAL
  AMOUNT
-----------
              CORPORATE BONDS -- 0.0%
              COMMUNICATIONS -- 0.0%
              TELECOMMUNICATIONS -- 0.0%
$ 100,000     Williams Communications Group Inc.,
                 Escrow, 10.875%, 10/01/09+ (a) ................................              0
                                                                                   ------------

                                                                                     MARKET
   SHARES                                                                             VALUE
-----------                                                                        ------------
              RIGHTS -- 0.0%
              ENERGY AND UTILITIES -- 0.0%
              ENVIRONMENTAL SERVICES -- 0.0%
     12,000   Suez Environnement SA+ ...........................................   $     75,852
                                                                                   ------------
              WARRANTS -- 0.1%
              ENERGY AND UTILITIES -- 0.0%
              ENERGY AND UTILITIES: MERCHANT ENERGY -- 0.0%
     26,107   Mirant Corp., Ser. A, expire 01/03/11+ ...........................        104,428
                                                                                   ------------
              ENERGY AND UTILITIES: NATURAL GAS UTILITIES -- 0.0%
      3,000   Corning Natural Gas Corp., expire 08/17/11+ ......................          4,650
                                                                                   ------------
              TOTAL ENERGY AND UTILITIES .......................................        109,078
                                                                                   ------------
              COMMUNICATIONS -- 0.1%
              WIRELESS COMMUNICATIONS -- 0.1%
      2,000   Bharti Airtel Ltd., expire 10/28/08+ (b) .........................         33,420
      6,000   Bharti Airtel Ltd., expire 12/15/16+ (b) .........................        111,931
                                                                                   ------------
                                                                                        145,351
                                                                                   ------------
              TOTAL COMMUNICATIONS .............................................        145,351
                                                                                   ------------
              TOTAL WARRANTS ...................................................        254,429
                                                                                   ------------

 PRINCIPAL
  AMOUNT
-----------
              U.S. GOVERNMENT OBLIGATIONS -- 10.0%
              U.S. TREASURY BILLS -- 6.1%
$14,261,000   U.S. Treasury Bills, 1.118% to 1.924%++,
                 10/02/08 to 01/29/09 ..........................................     14,602,628
                                                                                   ------------
              U.S. TREASURY NOTES -- 3.9%
  9,025,000      4.500%, 04/30/09...............................................      9,173,777
    200,000      4.750%, 12/31/08...............................................        201,922
                                                                                   ------------
                                                                                      9,375,699
                                                                                   ------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS ................................     23,978,327
                                                                                   ------------
   TOTAL INVESTMENTS -- 100.0%
   (Cost $222,672,958)..........................................................   $239,150,595
                                                                                   ============
        Aggregate book cost.....................................................   $222,672,958
                                                                                   ============
           Gross unrealized appreciation........................................   $ 29,150,153
           Gross unrealized depreciation........................................    (12,672,516)
                                                                                   ------------
           Net unrealized appreciation/(depreciation) ..........................   $ 16,477,637
                                                                                   ============

----------
(a) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At September 30, 2008, the market value of fair valued securities amounted to $121,906 or 0.05% of total investments.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the market value of Rule 144A securities amounted to $2,363,453 or 0.99% of total investments.

+    Non-income producing security.

++   Represents annualized yield at date of purchase.

ADR  American Depositary Receipt

CVO  Contingent Value Obligation

GDR  Global Depositary Receipt

               See accompanying notes to schedule of investments.

                            THE GABELLI UTILITY TRUST
                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of September 30, 2008 is as follows:

                                                                 OTHER FINANCIAL
                                                INVESTMENTS IN     INSTRUMENTS
                                                   SECURITIES      (UNREALIZED
VALUATION INPUTS                                (MARKET VALUE)    DEPRECIATION)*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                          $215,159,068             --
Level 2 - Other Significant Observable Inputs      23,978,327      $(281,722)
Level 3 - Significant Unobservable Inputs              13,200             --
                                                 ------------      ---------
Total                                            $239,150,595      $(281,722)
                                                 ============      =========

----------
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation on the investment.

                            THE GABELLI UTILITY TRUST
            NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                   INVESTMENTS IN
                                                     SECURITIES
                                                   (MARKET VALUE)
                                                   --------------
BALANCE AS OF 12/31/07                                 $13,200
Accrued discounts/(premiums)                                --
Realized gain/(loss)                                        --
Change in unrealized appreciation/(depreciation)             0
Net purchases/(sales)                                       --
Transfers in and/or out of Level 3                          --
                                                       -------
BALANCE AS OF 09/30/08                                 $13,200
                                                       =======

In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

2. SWAP AGREEMENTS. The Fund may enter into equity, contract for differences, and interest rate swap or cap transactions. The use of swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the "counterparty") periodically a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund's variable rate payment obligation on Series B Preferred Shares. In an interest rate cap, the Fund would pay a premium to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from that counterparty payments of the difference based on the notional amount of such cap. In an equity swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Swap and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred stock dividends when due in accordance with the Statement of Preferences even if the counterparty defaulted. If there is a default by the counterparty to a swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to a swap contract or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk. Depending on the general state of short-term interest rates and the returns on the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time a swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

                            THE GABELLI UTILITY TRUST
            NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

The use of derivative instruments may involve, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.

The Fund has entered into an interest rate swap agreement with Citibank N.A. Under the agreement, the Fund receives a floating rate of interest and pays a respective fixed rate of interest on the nominal value of the swap. Details of the swap at September 30, 2008 are as follows:

                                                                     NET
  NOTIONAL                    FLOATING RATE*      TERMINATION    UNREALIZED
   AMOUNT     FIXED RATE   (RATE RESET MONTHLY)      DATE       DEPRECIATION
-----------   ----------   --------------------   -----------   ------------
$25,000,000      4.00%          2.48563%            06/02/10      $(250,699)

*    Based on LIBOR (London Interbank Offered Rate).

The Fund has entered into a contract for difference swap agreement with Bear, Stearns International Limited. Details of the swap at September 30, 2008 are as follows:

        NOTIONAL              EQUITY SECURITY           INTEREST RATE/        TERMINATION   NET UNREALIZED
         AMOUNT                   RECEIVED           EQUITY SECURITY PAID         DATE       DEPRECIATION
------------------------   ---------------------   ------------------------   -----------   --------------
                                                     Overnight LIBOR plus
                               Market Value        40 bps plus Market Value
                             Appreciation on:          Depreciation on:
$239,994 (35,000 Shares)   Rolls-Royce Group plc     Rolls-Royce Group plc      10/15/08       $(31,023)

                         AUTOMATIC DIVIDEND REINVESTMENT
                        AND VOLUNTARY CASH PURCHASE PLANS

ENROLLMENT IN THE PLAN

     It is the policy of The Gabelli Utility Trust (the "Fund") to automatically reinvest dividends payable to common shareholders. As a "registered" shareholder you automatically become a participant in the Fund's Automatic Dividend Reinvestment Plan (the "Plan"). The Plan authorizes the Fund to credit common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their share certificates to Computershare Trust Company, N.A. ("Computershare") to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash must submit this request in writing to:

                            The Gabelli Utility Trust
                                c/o Computershare
                                 P.O. Box 43010
                            Providence, RI 02940-3010

     Shareholders requesting this cash election must include the shareholder's name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact Computershare at (800) 336-6983.

     If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of "street name" and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in "street name" at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

     The number of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund's common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund's common shares. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange ("NYSE") trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive common shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy common shares in the open market, or on the NYSE or elsewhere, for the participants' accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.

     The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

VOLUNTARY CASH PURCHASE PLAN

     The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

     Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund's common shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 43010, Providence, RI 02940-3010 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.

     SHAREHOLDERS WISHING TO LIQUIDATE SHARES HELD AT COMPUTERSHARE must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

     For more information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

     The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days written notice to participants in the Plan.

                            THE GABELLI UTILITY TRUST
                            AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli Utility Trust (the "Fund") is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

- INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

- INFORMATION ABOUT YOUR TRANSACTIONS WITH US. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

                              TRUSTEES AND OFFICERS
                            THE GABELLI UTILITY TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

TRUSTEES
Mario J. Gabelli, CFA
   CHAIRMAN & CHIEF EXECUTIVE OFFICER, GAMCO INVESTORS, INC.

Dr. Thomas E. Bratter
   PRESIDENT & FOUNDER, JOHN DEWEY ACADEMY

Anthony J. Colavita
   ATTORNEY-AT-LAW, ANTHONY J. COLAVITA, P.C.

James P. Conn
   FORMER MANAGING DIRECTOR & CHIEF INVESTMENT OFFICER,
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.

Vincent D. Enright
   FORMER SENIOR VICE PRESIDENT & CHIEF FINANCIAL OFFICER, KEYSPAN CORP.

Frank J. Fahrenkopf, Jr.
   PRESIDENT & CHIEF EXECUTIVE OFFICER, AMERICAN GAMING ASSOCIATION

John D. Gabelli
   SENIOR VICE PRESIDENT, GABELLI & COMPANY, INC.

Robert J. Morrissey
   ATTORNEY-AT-LAW,
   MORRISSEY, HAWKINS & LYNCH

Anthony R. Pustorino
   CERTIFIED PUBLIC ACCOUNTANT, PROFESSOR EMERITUS, PACE UNIVERSITY

Salvatore J. Zizza
   CHAIRMAN, ZIZZA & CO., LTD.

OFFICERS
Bruce N. Alpert
   PRESIDENT

Peter D. Goldstein
   CHIEF COMPLIANCE OFFICER

Agnes Mullady
   TREASURER AND SECRETARY

David I. Schachter
   VICE PRESIDENT & OMBUDSMAN

INVESTMENT ADVISER
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

CUSTODIAN
The Bank of New York Mellon

COUNSEL
Willkie Farr & Gallagher LLP

TRANSFER AGENT AND REGISTRAR
Computershare Trust Company, N.A.

STOCK EXCHANGE LISTING

                                     5.625%
                        Common     Preferred
                      ----------   ---------
NYSE-Symbol:             GUT        GUT PrA
Shares Outstanding:   30,288,610   1,183,600

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading "Specialized Equity Funds," in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "Specialized Equity Funds."

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI
(800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund's shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

                                   (GRAPHIC)

THE GABELLI UTILITY TRUST
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

                                                              THIRD QUARTER
                                                              SEPTEMBER 30, 2008

                                                                     GUT Q3/2008

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Utility Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                                November 24, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                                November 24, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                                November 24, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.